FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Analysis

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(416)	(218)	4,573	241	508
Other receivables	(66)	(34)	721	38	80
Trade payables	38	20	(416)	(22)	(46)
Other payables	114	60	(1,257)	(66)	(140)
Total NIS-linked balances	(330)	(172)	3,621	191	402
Euro-linked trade payables	(144)	(76)	(1,590)	84	177
Total	(474)	(248)	2,031	275	579

	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(427)	(224)	4,699	522	247
Other receivables	(13)	(7)	142	16	7
Trade payables	40	21	(442)	(49)	(23)
Other payables	102	53	(1,119)	(124)	(59)
Total NIS-linked balances	(298)	(157)	3,280	365	172
Euro-linked trade payables	(158)	(83)	(1,230)	193	92
Total	(456)	(240)	2,050	558	264

Schedule of Concentration of Currency Risk

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2020	3.215	0.815
2021	3.110	0.884
2022	3.519	0.938

Percentage increase (decrease) in the exchange rate:
2021	(3.3)%	8.5%
2022	13.2%	6.1%

Schedule of Linkage of Monetary Items
	December 31, 2021			December 31, 2022
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	7,223	4,699	1,068	5,685	4,573	329
Short term bank deposits	44,145	-	-	40,495	-	-
Other receivables	-	142	-	-	721	-
	51,368	4,841	1,068	46,180	5,294	329
Liabilities:
Current liabilities:
Current maturities of long-term loans	2,757	-	-	1,542	-	-
Accounts payable and accruals:
Trade	2,700	442	2,425	4,359	416	2,191
Other	108	1,119		487	1,257	-
Non-current liabilities
Long-term loans, net of current maturities	-	-	-	8,626	-	-
	5,565	1,561	2,425	15,014	1,673	2,191
Net balance	45,803	3,280	(1,357)	31,166	3,621	(1,862)

Schedule of Credit Risk
	December 31,
	2021	2022
	in USD thousands
Assets:
Cash and cash equivalents	12,990	10,587
Short-term bank deposits	44,145	40,495
Other receivables	142	721
Total	57,277	51,803

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2021	5,832	10,218	16,050
Changes during the year 2021:
Principal and interest payments	(3,814)	-	(3,376)
Share premium resulting from exercise of warrants		(10,295)	(10,295)
Amounts recognized through profit and loss	739	1,936	2,237
Balance as of December 31, 2021	2,757	1,859	4,616
Changes during the year 2022:
Net proceeds of loan	9,126	9,075	18,201
Principal and interest payments	(3,177)	-	(2,832)
Amounts recognized through profit and loss	1,462	(6,425)	(5,308)
Balance as of December 31, 2022	10,168	4,509	14,677

Schedule of Fair Value Measurement of Warrants

Warrants
in USD thousands
Balance as of January 1, 2020	658
Changes during 2020:
Issuances	5,669
Exercises	(1,251)
Changes in fair value through profit and loss	5,142
Balance as of December 31, 2020	10,218
Changes during 2021:
Issuances	-
Exercises	(10,295)
Changes in fair value through profit and loss	1,936
Balance as of December 31, 2021	1,859
Changes during 2022:
Issuances	9,075
Exercises	-
Changes in fair value through profit and loss	(6,425)
Balance as of December 31, 2022	4,509